Offerings - Offering: 1	May 30, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	20,389,248
Maximum Aggregate Offering Price	$ 372,307,668.48
Fee Rate	0.01381%
Amount of Registration Fee	$ 51,415.69
Rule 457(f)	true
Amount of Securities Received | shares	20,389,248
Value of Securities Received, Per Share	18.26
Value of Securities Received	$ 372,307,668.48
Fee Note MAOP	$ 372,307,668.48
Offering Note	Represents the estimated maximum number of shares of common stock, par value $0.01 per share, of Global Net Lease, Inc. ("GNL" and such shares, the "GNL Common Stock") issuable pursuant to the Modiv Merger (as defined in the proxy statement/prospectus). The number of shares of GNL Common Stock being registered is based on (x) 10,323,670 shares of Class C common stock, par value $0.001 per share, of Modiv Industrial, Inc. ("Modiv" and such shares, the "Modiv Common Stock") issued and outstanding as of June 1, 2026, multiplied by (y) the exchange ratio of 1.975 shares of GNL Common Stock for each share of Modiv Common Stock. Pursuant to Rule 457(f)(1) and Rule 457(c) under the Securities Act of 1933, as amended, and solely for the purpose of calculating the registration fee, the maximum aggregate offering price is equal to the aggregate market value of the approximate number of shares of Modiv Common Stock to be exchanged for GNL Common Stock in the Modiv Merger based upon a market value of $18.26 per share of Modiv Common Stock, the average of the high and low sale prices per share of Modiv Common Stock on the New York Stock Exchange on May 22, 2026.